Consolidated Balance Sheets (Parenthetical) - shares	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016
Statement of Financial Position [Abstract]
Common shares, Authorized	Unlimited	Unlimited
Common shares, Issued	34,704,515	29,789,992
Common shares, Outstanding	34,704,515	29,789,992